NXJ
Nuveen New Jersey Quality Muncipal Income Fund
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 150.8% (99.6% of Total Investments)
	MUNICIPAL BONDS – 150.8% (99.6% of Total Investments)
	Consumer Discretionary – 0.4% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$2,460	5.000%, 1/01/32	6/20 at 100.00	Caa2	$1,635,014
1,485	5.125%, 1/01/37	6/20 at 100.00	Caa2	882,239
3,945	Total Consumer Discretionary			2,517,253
	Consumer Staples – 4.7% (3.1% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
8,505	4.000%, 6/01/37	6/28 at 100.00	A-	9,251,909
965	5.000%, 6/01/46	6/28 at 100.00	BBB+	1,060,265
11,680	5.250%, 6/01/46	6/28 at 100.00	BBB+	13,051,933
6,930	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	7,274,490
28,080	Total Consumer Staples			30,638,597
	Education and Civic Organizations – 20.2% (13.4% of Total Investments)
1,760	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds, Rowan University School of Osteopathic Medicine Project, Refunding Series 2013A, 5.000%, 12/01/32	12/23 at 100.00	A	1,879,275
1,000	New Jersey Economic Development Authority, Charter School Revenue Bonds, Foundation Academy Charter School, Series 2018A, 5.000%, 7/01/50	1/28 at 100.00	BBB-	1,034,610
175	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A, 5.125%, 9/01/52, 144A	9/27 at 100.00	BB	167,158
2,025	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc, Refunding Series 2015, 5.000%, 3/01/25	No Opt. Call	A	2,361,899
	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc, Refunding Series 2017:
500	5.000%, 6/01/32	12/27 at 100.00	A	593,905
820	3.000%, 6/01/32	12/27 at 100.00	A	847,167
2,455	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue Bonds, Tender Option Bond 2016-XF2357, 17.813%, 6/15/46, 144A (IF) (4)	6/23 at 100.00	Aa3	3,444,267
	New Jersey Education Facilities Authority Revenue Bonds, The College of New Jersey Issue, Series 2013A:
2,475	5.000%, 7/01/38	7/23 at 100.00	A+	2,603,947
3,250	5.000%, 7/01/43	7/23 at 100.00	A+	3,403,530

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$1,100	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2015H, 4.000%, 7/01/39 – AGM Insured	7/25 at 100.00	AA	$1,159,059
5,950	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	A+	6,385,778
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2015D:
2,395	5.000%, 7/01/31	7/25 at 100.00	A+	2,683,047
1,600	5.000%, 7/01/33	7/25 at 100.00	A+	1,777,296
1,000	5.000%, 7/01/34	7/25 at 100.00	A+	1,108,600
	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College, Series 2010C:
1,500	5.250%, 7/01/32	7/20 at 100.00	Baa1	1,505,625
1,000	5.375%, 7/01/41	7/20 at 100.00	Baa1	1,003,780
4,335	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender Option Bond Trust 2015-XF0099, 13.219%, 7/01/39, 144A (IF)	7/21 at 100.00	AAA	4,951,134
4,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender Option Bond Trust 2015-XF0149, 13.587%, 7/01/44, 144A (IF) (4)	7/24 at 100.00	AAA	5,653,320
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Refunding Series 2012B:
550	5.000%, 7/01/37	7/22 at 100.00	A	573,177
1,050	5.000%, 7/01/42	7/22 at 100.00	A	1,090,435
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
1,150	5.000%, 7/01/32	7/21 at 100.00	BBB-	1,153,070
740	5.000%, 7/01/37	7/21 at 100.00	BBB-	738,283
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2017F:
330	3.750%, 7/01/37	7/27 at 100.00	BBB-	275,270
3,830	4.000%, 7/01/42	7/27 at 100.00	BBB-	3,164,652
4,205	5.000%, 7/01/47	7/27 at 100.00	BBB-	4,012,916
1,200	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Refunding Series 2015C, 5.000%, 7/01/35	7/25 at 100.00	BBB+	1,291,128
775	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Refunding Series 2017D, 3.500%, 7/01/44	7/27 at 100.00	BBB+	737,839
	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D:
685	5.000%, 7/01/38	7/23 at 100.00	BBB+	714,551
1,935	5.000%, 7/01/43	7/23 at 100.00	BBB+	2,009,169
1,970	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C, 3.000%, 7/01/46	7/26 at 100.00	BBB+	1,698,967
860	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology Issue, Green Series 2020A, 4.000%, 7/01/50	7/30 at 100.00	BBB+	870,733

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology, Series 2017A:
$1,060	5.000%, 7/01/37	7/27 at 100.00	BBB+	$1,180,395
2,500	5.000%, 7/01/42	7/27 at 100.00	BBB+	2,750,900
3,160	5.000%, 7/01/47	7/27 at 100.00	BBB+	3,457,261
1,050	4.000%, 7/01/47	7/27 at 100.00	BBB+	1,061,686
975	New Jersey Educational Facilities Authority, Revenue Bonds, The College of Saint Elizabeth, Series 2016D, 5.000%, 7/01/46	7/26 at 100.00	BB	893,978
4,560	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2015C, 5.000%, 7/01/40	7/25 at 100.00	A3	4,981,435
	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2017B:
2,000	5.000%, 7/01/42 – AGM Insured	7/27 at 100.00	AA	2,298,260
2,420	5.000%, 7/01/47 – AGM Insured	7/27 at 100.00	AA	2,763,543
	New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds, Refunding Series 2018A:
2,500	3.750%, 12/01/30 (AMT)	6/28 at 100.00	Aaa	2,685,225
2,560	4.000%, 12/01/32 (AMT)	6/28 at 100.00	Aaa	2,777,523
2,000	4.000%, 12/01/33 (AMT)	6/28 at 100.00	Aaa	2,160,280
2,135	4.000%, 12/01/35 (AMT)	6/28 at 100.00	Aaa	2,287,951
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2016-1A:
6,180	3.500%, 12/01/32 (AMT)	12/25 at 100.00	Aaa	6,339,815
1,430	4.000%, 12/01/39 (AMT)	12/25 at 100.00	Aaa	1,490,389
1,880	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39 (AMT)	6/28 at 100.00	Aa1	1,849,920
740	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39 (AMT), (WI/DD, Settling 6/02/20)	12/28 at 100.00	Aa1	737,780
960	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aaa	977,290
660	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.750%, 12/01/27 (AMT)	12/21 at 100.00	Aaa	693,251
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A:
2,115	4.250%, 12/01/25 (AMT)	12/22 at 100.00	Aaa	2,235,386
695	4.375%, 12/01/26 (AMT)	12/22 at 100.00	Aaa	733,983
500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (AMT)	12/22 at 100.00	Aaa	537,500
710	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2013-1A, 3.750%, 12/01/26 (AMT)	12/22 at 100.00	Aaa	735,560

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A:
$4,655	4.000%, 12/01/28 (AMT)	12/24 at 100.00	Aaa	$4,982,433
2,400	4.000%, 12/01/30 (AMT)	12/24 at 100.00	Aaa	2,550,864
6,855	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47 (AMT)	12/26 at 100.00	Aaa	7,231,271
4,795	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49 (AMT)	6/28 at 100.00	A2	4,724,513
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2015-XF0151:
666	11.653%, 12/01/23 (AMT), 144A (IF) (4)	12/22 at 100.00	Aaa	769,789
595	11.838%, 12/01/24 (AMT), 144A (IF) (4)	12/22 at 100.00	Aaa	682,661
405	12.140%, 12/01/25 (AMT), 144A (IF) (4)	12/22 at 100.00	Aaa	464,033
125	12.074%, 12/01/26 (AMT), 144A (IF) (4)	12/22 at 100.00	Aaa	142,101
1,535	13.641%, 12/01/27 (AMT), 144A (IF)	12/23 at 100.00	Aaa	1,900,729
2,300	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A1	2,563,626
123,741	Total Education and Civic Organizations			132,534,918
	Financials – 0.8% (0.5% of Total Investments)
	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002:
3,290	5.750%, 10/01/21	No Opt. Call	Ba2	3,300,725
1,500	6.500%, 4/01/28	No Opt. Call	Ba2	1,608,765
4,790	Total Financials			4,909,490
	Health Care – 21.1% (13.9% of Total Investments)
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
175	5.000%, 2/15/25	2/24 at 100.00	BBB+	194,142
220	5.000%, 2/15/26	2/24 at 100.00	BBB+	242,920
1,320	5.000%, 2/15/27	2/24 at 100.00	BBB+	1,451,881
1,385	5.000%, 2/15/28	2/24 at 100.00	BBB+	1,519,054
1,385	5.000%, 2/15/29	2/24 at 100.00	BBB+	1,514,456
2,500	5.000%, 2/15/32	2/24 at 100.00	BBB+	2,702,875
3,040	5.000%, 2/15/33	2/24 at 100.00	BBB+	3,274,109
1,000	5.000%, 2/15/34	2/24 at 100.00	BBB+	1,075,360
1,950	5.000%, 2/15/35	2/24 at 100.00	BBB+	2,093,578
6,100	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	6,513,580

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$225	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	6/20 at 100.00	AA-	$225,630
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
2,000	6.000%, 7/01/26	7/21 at 100.00	BB+	2,065,960
3,425	6.250%, 7/01/35	7/21 at 100.00	BB+	3,539,361
3,550	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	6/20 at 100.00	BB+	3,559,478
1,145	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A, 5.000%, 7/01/24	7/22 at 100.00	AA-	1,231,035
2,525	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41	1/27 at 100.00	AA-	2,794,720
11,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA-	11,999,680
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A:
700	5.000%, 7/01/28	7/27 at 100.00	AA-	872,396
4,140	5.000%, 7/01/57	7/27 at 100.00	AA-	4,844,214
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Refunding Series 2014A:
2,055	5.000%, 7/01/45	7/24 at 100.00	A+	2,223,346
1,310	4.000%, 7/01/45	7/24 at 100.00	A+	1,362,073
12,010	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42 (UB) (4)	7/27 at 100.00	AA-	13,717,822
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2011:
3,000	5.000%, 7/01/25	7/22 at 100.00	AA-	3,269,100
3,000	5.000%, 7/01/26	7/22 at 100.00	AA-	3,259,080
2,500	5.000%, 7/01/27	7/22 at 100.00	AA-	2,709,475
1,450	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32	7/23 at 100.00	AA-	1,601,293
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A:
830	5.000%, 7/01/32	7/26 at 100.00	AA	987,592
1,055	5.000%, 7/01/33	7/26 at 100.00	AA	1,249,700
1,370	5.000%, 7/01/34	7/26 at 100.00	AA	1,618,998
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital Issue, Series 2014A:
4,235	5.000%, 7/01/39	7/24 at 100.00	AA-	4,664,514
5,955	5.000%, 7/01/43	7/24 at 100.00	AA-	6,516,497
3,945	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	AA-	4,260,600

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$780	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	AA-	$880,823
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016:
1,600	3.000%, 7/01/32	7/26 at 100.00	BBB-	1,608,864
1,135	4.000%, 7/01/34	7/26 at 100.00	BBB-	1,195,836
1,600	5.000%, 7/01/35	7/26 at 100.00	BBB-	1,777,472
2,700	5.000%, 7/01/36	7/26 at 100.00	BBB-	2,990,061
3,095	5.000%, 7/01/41	7/26 at 100.00	BBB-	3,392,553
5,600	4.000%, 7/01/48	7/26 at 100.00	BBB-	5,716,928
2,345	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%, 8/15/37	8/23 at 100.00	A-	2,445,038
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A:
5,055	4.125%, 7/01/38 – AGM Insured	7/25 at 100.00	AA	5,087,959
3,910	5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	4,048,922
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley Health System Obligated Group, Series 2019:
2,055	4.000%, 7/01/44	7/29 at 100.00	A+	2,221,373
7,825	3.000%, 7/01/49	7/29 at 100.00	A+	7,572,565
128,200	Total Health Care			138,092,913
	Housing/Multifamily – 3.3% (2.2% of Total Investments)
1,845	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Kean Properties LLC - Kean University Student Housing Project, Series 2017A, 5.000%, 7/01/47	1/27 at 100.00	BBB-	1,684,356
1,900	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Rowan Properties LLC - Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/48	1/25 at 100.00	BBB-	1,825,767
6,075	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC - New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47	7/25 at 100.00	BB+	5,499,272
	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2013-2:
2,165	4.350%, 11/01/33 (AMT)	11/22 at 100.00	AA	2,277,060
1,235	4.600%, 11/01/38 (AMT)	11/22 at 100.00	AA	1,296,491
1,235	4.750%, 11/01/46 (AMT)	11/22 at 100.00	AA	1,294,292
4,320	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A, 4.000%, 11/01/45	11/24 at 100.00	AA-	4,573,930

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2017D:
$1,125	3.900%, 11/01/32 (AMT)	5/26 at 100.00	AA-	$1,240,403
1,750	4.250%, 11/01/37 (AMT)	5/26 at 100.00	AA-	1,924,317
21,650	Total Housing/Multifamily			21,615,888
	Housing/Single Family – 6.9% (4.5% of Total Investments)
	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds, Series 2011A:
7,130	4.450%, 10/01/25	4/21 at 100.00	Aa2	7,330,781
7,125	4.650%, 10/01/29	4/21 at 100.00	Aa2	7,252,894
	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A:
6,455	3.600%, 4/01/33	10/27 at 100.00	AA	7,097,660
3,970	3.750%, 10/01/35	10/27 at 100.00	AA	4,433,934
3,450	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32 (AMT)	10/27 at 100.00	AA	3,826,257
	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2019C:
5,260	3.500%, 10/01/34 (UB) (4)	4/28 at 100.00	AA	5,724,142
5,255	3.850%, 10/01/39 (UB) (4)	4/28 at 100.00	AA	5,658,426
3,590	3.950%, 10/01/44 (UB) (4)	4/28 at 100.00	AA	3,849,234
42,235	Total Housing/Single Family			45,173,328
	Long-Term Care – 1.5% (1.0% of Total Investments)
510	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44	1/24 at 100.00	N/R	440,742
5,000	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34	7/23 at 100.00	BBB-	4,785,300
1,410	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	BBB-	1,393,743
2,755	New Jersey Economic Development Authority, Revenue Bonds, White Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40, 144A	1/28 at 102.00	N/R	2,145,428
1,450	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%, 10/01/38, 144A	10/26 at 102.00	N/R	1,222,089
11,125	Total Long-Term Care			9,987,302
	Tax Obligation/General – 7.7% (5.1% of Total Investments)
2,225	Cumberland County Improvement Authority, New Jersey, County General Obligation Revenue Bonds, Technical High School Project, Series 2014, 5.000%, 9/01/39 – AGM Insured	9/24 at 100.00	AA	2,598,043
440	Cumberland County Improvement Authority, New Jersey, County General Obligation Revenue Bonds, Technical High School Project, Series 2018, 3.125%, 1/15/32 – BAM Insured	1/28 at 100.00	AA	487,181

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,920	Cumberland County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Correctional Facility Project, Series 2018, 4.000%, 10/01/43 – BAM Insured	10/28 at 100.00	AA	$3,358,672
4,150	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aaa	4,675,805
680	Hamilton Township, Mercer County Board of Education, New Jersey, General Obligation Bonds, Series 2017, 3.250%, 12/15/38	12/27 at 100.00	AA	732,918
	Harrison, New Jersey, General Obligation Bonds, Parking Utility Series 2018:
1,340	3.125%, 3/01/31 – BAM Insured	3/28 at 100.00	AA	1,483,648
1,110	3.250%, 3/01/32 – BAM Insured	3/28 at 100.00	AA	1,228,737
1,255	3.500%, 3/01/36 – BAM Insured	3/28 at 100.00	AA	1,383,637
	Hudson County Improvement Authority, New Jersey, County Guaranteed Governmental Loan Revenue Bonds, Guttenberg General Obligation Bond Project, Series 2018:
375	3.250%, 8/01/34	8/25 at 100.00	AA	401,633
1,040	5.000%, 8/01/42	8/25 at 100.00	AA	1,231,974
	Jersey City, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2017A:
1,000	5.000%, 11/01/29	11/27 at 100.00	AA-	1,276,360
515	5.000%, 11/01/31	11/27 at 100.00	AA-	647,958
440	5.000%, 11/01/33	11/27 at 100.00	AA-	547,395
1,100	Linden, New Jersey, General Obligation Bonds, Refunding Series 2011, 4.000%, 5/01/23	5/21 at 100.00	AA-	1,134,342
2,000	Mercer County, New Jersey, General Obligation Bonds, General Capital Improvement Open Space Farmland NotesSeries 2020A, 2.000%, 6/10/21, (WI/DD, Settling 6/11/20)	No Opt. Call	N/R	2,035,240
1,975	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA-	1,989,931
760	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Refunding Parking Utility Series 2014A, 5.000%, 1/01/37	1/24 at 100.00	AAA	878,347
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2012:
465	5.000%, 9/01/28	9/22 at 100.00	A+	501,916
610	5.000%, 9/01/29	9/22 at 100.00	A+	657,440
300	5.000%, 9/01/31	9/22 at 100.00	A+	322,086
250	3.625%, 9/01/34	9/22 at 100.00	A+	257,995
2,190	New Brunswick, New Jersey, General Obligation Bonds, Cultural Center Project, Series 2017, 4.000%, 9/15/44 – AGM Insured	9/27 at 100.00	AA	2,474,350
3,250	New Jersey State, General Obligation Bonds, Various Purpose Series 2020, 2.250%, 6/01/35	12/27 at 100.00	A-	3,107,162
	South Orange Village Township, New Jersey, General Obligation Bonds, Refunding Series 2020:
500	4.000%, 1/15/23	No Opt. Call	AA-	548,215
400	4.000%, 1/15/25	No Opt. Call	AA-	463,728
500	4.000%, 1/15/26	No Opt. Call	AA-	590,125

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Sparta Township Board of Education, Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2015:
$1,000	5.000%, 2/15/34	2/25 at 100.00	AA	$1,183,070
1,395	5.000%, 2/15/35	2/25 at 100.00	AA	1,648,276
5,165	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Bonds, Covantan Union Inc Lessee, Refunding Series 2011B, 5.250%, 12/01/31 (AMT)	12/21 at 100.00	AA+	5,441,534
2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41	6/21 at 100.00	Aaa	2,627,747
2,170	Union County, New Jersey, General Obligation Bonds, Refunding Series 2017, 3.000%, 3/01/27	9/25 at 100.00	Aaa	2,411,369
1,515	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005, 5.250%, 1/01/27 – AGM Insured	No Opt. Call	Aa3	1,933,398
45,550	Total Tax Obligation/General			50,260,232
	Tax Obligation/Limited – 35.4% (23.4% of Total Investments)
3,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	4,798,553
3,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2003B, 0.000%, 11/01/25 – AGM Insured	No Opt. Call	AA	2,688,570
2,230	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AA	2,756,994
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
5,005	5.250%, 1/01/36	1/22 at 100.00	BB	5,103,498
3,020	5.125%, 1/01/42	1/22 at 100.00	BB	3,064,998
500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/29	1/22 at 100.00	BB	510,115
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Vocational Technical Schools Project, Series 2016:
10,310	5.000%, 5/01/46	5/26 at 100.00	AA	12,274,983
3,700	5.250%, 5/01/51	5/26 at 100.00	AA	4,443,256
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
310	5.000%, 6/15/21	No Opt. Call	BBB+	321,693
6,400	5.000%, 6/15/25	6/22 at 100.00	BBB+	6,810,688
3,480	5.000%, 6/15/26	6/22 at 100.00	BBB+	3,692,141
7,945	5.000%, 6/15/28	6/22 at 100.00	BBB+	8,395,481
415	5.000%, 6/15/29	6/22 at 100.00	BBB+	437,468
5,350	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project, Series 2017B, 4.500%, 6/15/40	12/28 at 100.00	BBB+	5,317,418
5,495	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB+	5,177,774
6,385	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2014UU, 5.000%, 6/15/27	6/24 at 100.00	BBB+	6,697,354
11,345	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/40	6/25 at 100.00	BBB+	11,747,861

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 5.000%, 6/15/26	6/24 at 100.00	BBB+	$5,252,150
6,000	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	BBB+	6,410,580
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
1,130	5.000%, 6/15/29	6/26 at 100.00	A+	1,222,536
655	5.000%, 6/15/30	6/26 at 100.00	A+	704,990
32,965	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	BBB+	20,890,250
8,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	BBB+	8,499,573
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
37,565	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	26,248,544
39,090	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	26,216,881
5,160	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	3,334,289
7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	BBB+	7,421,540
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
715	5.500%, 6/15/31	6/21 at 100.00	BBB+	726,311
4,355	5.250%, 6/15/36	6/21 at 100.00	BBB+	4,394,587
360	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	BBB+	363,420
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A:
1,150	5.000%, 12/15/35	12/28 at 100.00	BBB+	1,205,166
440	5.000%, 12/15/36	12/28 at 100.00	BBB+	459,730
4,950	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A, 4.000%, 12/15/39	12/29 at 100.00	BBB+	4,608,400
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
2,170	3.500%, 6/15/46	12/28 at 100.00	BBB+	1,834,844
2,900	4.000%, 6/15/50	12/28 at 100.00	BBB+	2,624,181
3,860	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Refunding Series 2015, 3.750%, 5/01/36	5/25 at 100.00	AA	4,181,847
4,005	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012, 3.500%, 5/01/35	5/22 at 100.00	Aa1	4,128,594

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile Detention Center Facility Project, Tender Option Bond Trust 2015-XF1019:
$285	24.611%, 5/01/28, 144A (IF) (4)	No Opt. Call	Aaa	$793,067
285	24.695%, 5/01/29, 144A (IF) (4)	No Opt. Call	Aaa	846,188
200	24.695%, 5/01/30, 144A (IF) (4)	No Opt. Call	Aaa	624,714
370	24.435%, 5/01/31, 144A (IF) (4)	No Opt. Call	Aaa	1,200,587
385	24.570%, 5/01/32, 144A (IF) (4)	No Opt. Call	Aaa	1,300,930
400	24.575%, 5/01/33, 144A (IF) (4)	No Opt. Call	Aaa	1,398,732
415	24.695%, 5/01/34, 144A (IF) (4)	No Opt. Call	Aaa	1,514,522
3,975	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Series 2019-XG0221, 17.620%, 3/01/34, 144A (IF) (4)	No Opt. Call	AA+	9,179,944
252,550	Total Tax Obligation/Limited			231,825,942
	Transportation – 30.0% (19.8% of Total Investments)
5,550	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	No Opt. Call	Baa2	5,550,000
2,400	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/23 at 100.00	A1	2,582,760
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
1,285	5.000%, 1/01/34	1/24 at 100.00	A1	1,436,077
5,890	4.125%, 1/01/39	1/24 at 100.00	A1	6,272,261
7,800	5.000%, 1/01/44	1/24 at 100.00	A1	8,599,578
2,580	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2019, 4.000%, 1/01/44	1/29 at 100.00	A1	2,900,642
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015:
1,000	4.000%, 7/01/34 – BAM Insured	7/25 at 100.00	AA	1,108,000
2,820	4.000%, 7/01/35 – BAM Insured	7/25 at 100.00	AA	3,118,300
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2019B:
2,005	5.000%, 7/01/28	No Opt. Call	A1	2,642,089
1,520	5.000%, 7/01/29	No Opt. Call	A1	2,046,923
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017:
2,820	5.000%, 7/01/42	7/27 at 100.00	A1	3,450,129
10,210	5.000%, 7/01/47	7/27 at 100.00	A1	12,397,492
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2019A:
1,050	5.000%, 7/01/28	No Opt. Call	A1	1,383,638
1,350	5.000%, 7/01/29	No Opt. Call	A1	1,817,991
950	5.000%, 7/01/30	7/29 at 100.00	A1	1,270,682

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$7,035	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013, 5.000%, 1/01/40	1/24 at 100.00	A+	$7,763,826
2,325	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/37	1/29 at 100.00	A+	2,844,940
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012:
1,800	5.000%, 1/01/24	1/23 at 100.00	A	1,885,176
1,635	5.000%, 1/01/25	1/23 at 100.00	A	1,706,368
1,875	5.000%, 1/01/26	1/23 at 100.00	A	1,948,669
3,525	5.000%, 1/01/27	1/23 at 100.00	A	3,648,481
5,555	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.625%, 1/01/52 (AMT)	1/24 at 100.00	BBB	6,062,783
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
1,000	5.125%, 9/15/23 (AMT)	8/22 at 101.00	BB-	997,620
1,800	5.250%, 9/15/29 (AMT)	8/22 at 101.00	BB-	1,781,622
2,250	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	BB-	2,262,488
	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017:
5,660	5.000%, 10/01/37 (AMT)	10/27 at 100.00	Ba1	6,019,919
7,440	5.000%, 10/01/47 (AMT)	10/27 at 100.00	Ba1	7,773,610
	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Series 2014A:
6,000	5.000%, 9/15/20	No Opt. Call	A	6,075,120
5,750	5.000%, 9/15/21	No Opt. Call	A	6,070,562
6,570	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E, 5.000%, 1/01/45	1/25 at 100.00	A+	7,330,083
3,065	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA	4,059,838
7,620	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	8,319,135
1,365	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 17.168%, 1/01/43, 144A (IF) (4)	7/22 at 100.00	A+	1,817,375
2,750	Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck Facility, Series 2005, 5.000%, 4/15/35 – AGM Insured	6/20 at 100.00	A2	2,759,570
7,235	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	AA-	8,057,619
5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Seventh Series 2013, 4.000%, 1/15/43 (AMT)	1/23 at 100.00	AA-	5,142,950
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eighteen Series 2019:
8,000	4.000%, 11/01/41 (AMT) (UB) (4)	11/29 at 100.00	Aa3	8,744,880
4,000	4.000%, 11/01/47 (AMT) (UB) (4)	11/29 at 100.00	Aa3	4,328,280

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Fouteen Series 2019:
$4,500	4.000%, 9/01/38 (AMT) (UB) (4)	9/29 at 100.00	Aa3	$4,961,925
2,500	4.000%, 9/01/39 (AMT) (UB) (4)	9/29 at 100.00	Aa3	2,744,775
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
12,445	5.750%, 12/01/22 – NPFG Insured (AMT)	6/20 at 100.00	BBB+	12,512,825
12,130	5.750%, 12/01/25 – NPFG Insured (AMT)	6/20 at 100.00	BBB+	12,195,987
180,060	Total Transportation			196,392,988
	U.S. Guaranteed – 9.5% (6.3% of Total Investments) (5)
	Delaware River Joint Toll Bridge Commission, Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2012A:
2,150	5.000%, 7/01/24 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	2,363,216
650	4.000%, 7/01/26 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	700,973
625	4.000%, 7/01/27 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	674,013
25	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding Series 2007, 5.250%, 12/15/22 – AMBAC Insured (ETM)	No Opt. Call	Aaa	28,213
655	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/40 (Pre-refunded 6/15/25)	6/25 at 100.00	N/R	814,335
70	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Refunding Series 2012A-R, 4.000%, 9/01/21 (ETM)	No Opt. Call	N/R	73,312
30	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series 2012A, 3.250%, 9/01/31 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	31,112
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012:
4,165	3.750%, 7/01/27 (ETM)	No Opt. Call	N/R	4,701,035
3,375	5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	3,705,986
1,500	5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	1,647,105
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center Obligated Group Issue, Refunding Series 2013:
555	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	633,283
2,570	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	2,932,499
275	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	315,884
1,285	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	1,476,041
7,670	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	8,114,553
3,805	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St Clare's Hospital, Series 2004A, 5.250%, 7/01/20 – AGC Insured (ETM)	No Opt. Call	AA	3,820,524
	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A:
175	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	192,162
400	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A1	439,668

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$1,555	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004, 5.500%, 3/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2	$1,696,661
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011A:
80	6.000%, 6/15/35 (Pre-refunded 6/15/21)	6/21 at 100.00	BBB+	84,826
1,015	5.500%, 6/15/41 (Pre-refunded 6/15/21)	6/21 at 100.00	BBB+	1,070,652
290	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.000%, 6/15/37 (Pre-refunded 6/15/21)	6/21 at 100.00	BBB+	304,245
2,260	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 15.134%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF) (4)	7/22 at 100.00	N/R	3,008,987
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A:
1,455	5.000%, 6/01/27 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	1,591,988
2,365	5.000%, 6/01/27 (Pre-refunded 6/01/22)	6/22 at 100.00	A+	2,587,665
225	5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	246,184
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2001A, 0.000%, 8/01/23 – NPFG Insured (ETM)	No Opt. Call	Baa2	15,567,077
2,170	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond 2016-XF2356, 18.123%, 5/01/43 (Pre-refunded 5/01/23), 144A (IF) (4)	5/23 at 100.00	Aa3	3,375,782
57,235	Total U.S. Guaranteed			62,197,981
	Utilities – 6.2% (4.1% of Total Investments)
13,500	Essex County Improvement Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2015, 5.250%, 7/01/45 (AMT), 144A	7/20 at 100.00	Ba3	13,532,805
1,510	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project), 6.800%, 3/01/21 – NPFG Insured	No Opt. Call	A	1,577,573
	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A:
1,000	4.750%, 6/15/32 (AMT)	6/22 at 100.00	Baa2	1,056,530
1,225	5.125%, 6/15/43 (AMT)	6/22 at 100.00	Baa2	1,294,690
1,950	New Jersey Economic Development Authority, Natural Gas Facilities Revenue Bonds, New Jersey Natural Gas Company Project, Refunding Series 2011A, 2.750%, 8/01/39	8/24 at 100.00	A1	1,975,408
2,040	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2010D, 4.875%, 11/01/29 (AMT)	11/20 at 100.00	A+	2,072,110
2,700	Passaic County Utilities Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Refunding Series 2018, 5.000%, 3/01/37	No Opt. Call	AA	3,780,891
2,065	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	2,142,665
13,000	Salem County Pollution Control Financing Authority, New Jersey, Revenue Bonds, Atlantic City Electric Company Project, Refunding Series 2020, 2.250%, 6/01/29, (WI/DD, Settling 6/02/20)	No Opt. Call	A	13,201,890
38,990	Total Utilities			40,634,562

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer – 3.1% (2.1% of Total Investments)
$15,670	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2012C, 4.250%, 10/01/47 (AMT)	10/22 at 100.00	A+	$16,278,936
2,355	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59 (AMT)	8/29 at 100.00	A+	2,627,214
	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series 2012A:
65	3.250%, 9/01/31	No Opt. Call	N/R	67,410
1,585	3.250%, 9/01/31	No Opt. Call	N/R	1,620,441
19,675	Total Water and Sewer			20,594,001
$957,826	Total Long-Term Investments (cost $925,377,956)			987,375,395

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.6% (0.4% of Total Investments)
	MUNICIPAL BONDS – 0.6% (0.4% of Total Investments)
	Health Care – 0.1% (0.1% of Total Investments)
$600	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Variable Rate Demand Obligations, Tender Option Bond Trust Series 2017-ZM0546, 0.290%, 7/01/25 (Mandatory Put 7/16/20) (6)	No Opt. Call	F1+	$600,000
	Housing/Multifamily – 0.3% (0.2% of Total Investments)
1,500	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Floater 2018-020, 0.210%, 11/01/39 (AMT) (Mandatory Put 7/23/20) (6)	11/27 at 100.00	A-1	1,500,000
	Transportation – 0.2% (0.1% of Total Investments)
1,420	New Jersey Turnpike Authority, Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Floater Series 2017-ZM0566, 0.280%, 7/01/25 (Mandatory Put 7/16/20) (6)	No Opt. Call	A-1	1,420,000
$3,520	Total Short-Term Investments (cost $3,520,000)			3,520,000
	Total Investments (cost $928,897,956) – 151.4%			990,895,395
	Floating Rate Obligations – (5.3)%			(34,780,000)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (47.7)% (7)			(312,515,706)
	Other Assets Less Liabilities – 1.6% (8)			11,094,006
	Net Asset Applicable to Common Shares – 100%			$654,693,695
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(95)	9/20	$(13,168,946)	$(13,210,937)	$(41,991)	$(38,594)

NXJ	Nuveen New Jersey Quality Muncipal Income Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$987,375,395	$ —	$987,375,395
Short-Term Investments:
Municipal Bonds	—	3,520,000	—	3,520,000
Investments in Derivatives:
Futures Contracts*	(41,991)	—	—	(41,991)
Total	$(41,991)	$990,895,395	$ —	$990,853,404

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 31.5%.
(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.